PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.7%
Communication Services: 3.9%
3,106  Iridium
Communications, Inc.
$ 84,856
0.0
1,231
(1)
Liberty Broadband
Corp. - Class A
104,635
0.0
8,215
(1)
Liberty Broadband
Corp. - Class C
698,686
0 .1
2,509
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
204,408
0.0
22,686
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
2,041,967
0 .2
47,984
(1)
Live Nation
Entertainment, Inc.
6,265,751
0 .7
458
(1)
Madison Square
Garden Sports Corp.
89,182
0.0
3,485  Nexstar Media Group,
Inc.
624,582
0 .1
179,612
(1)
Pinterest, Inc. - Class A
5,567,972
0 .6
159,602
(1)
ROBLOX Corp. - Class
A
9,303,200
1 .1
5,759
(1)
Roku, Inc.
405,664
0 .1
3,284  TKO Group Holdings,
Inc.
501,828
0 .1
135,684
(1)
Trade Desk, Inc.
- Class A
7,424,628
0 .9
1,779
(1)
TripAdvisor, Inc.
25,208
0.0
15,357
(1)
Trump Media &
Technology Group
Corp.
300,076
0.0
33,642,643
3 .9
Consumer Discretionary: 13.9%
2,627
(1)
Bright Horizons Family
Solutions, Inc.
333,734
0 .1
19,268
(1)
Burlington Stores, Inc.
4,592,142
0 .5
3,291
(1)
CarMax, Inc.
256,435
0.0
11,507
(1)
Carvana Co.
2,405,884
0 .3
22,924
(1)(2)
Cava Group, Inc.
1,980,863
0 .2
7,056
(2)
Choice Hotels
International, Inc.
936,896
0 .1
21,169
Churchill Downs, Inc.
2,351,241
0 .3
351,966
(1)
Coupang, Inc.
7,718,614
0 .9
3,123
(1)
Crocs, Inc.
331,663
0.0
18,802  Darden Restaurants,
Inc.
3,906,304
0 .5
46,093
(1)
Deckers Outdoor Corp.
5,153,658
0 .6
1,548  Dick's Sporting Goods,
Inc.
312,015
0.0
3,687
Domino's Pizza, Inc.
1,693,992
0 .2
137,583
(1)
DraftKings, Inc. - Class
A
4,569,131
0 .5
11,434
(1)
Duolingo, Inc.
3,550,714
0 .4
13,114
(1)
Dutch Bros, Inc.
- Class A
809,658
0 .1
22,098
(1)
Etsy, Inc.
1,042,584
0 .1
37,176
Expedia Group, Inc.
6,249,286
0 .7
13,146
(1)
Five Below, Inc.
984,964
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,642
(1)
Floor & Decor
Holdings, Inc. - Class A
$ 936,832
0 .1
2,807
(1)
Grand Canyon
Education, Inc.
485,667
0 .1
8,076
H&R Block, Inc.
443,453
0 .1
36,931
Hasbro, Inc.
2,270,887
0 .3
37,345  Hilton Worldwide
Holdings, Inc.
8,497,855
1 .0
1,806  Hyatt Hotels Corp.
- Class A
221,235
0.0
105,868  Las Vegas Sands
Corp.
4,089,681
0 .5
26,915
(1)
Light & Wonder, Inc.
2,331,108
0 .3
5,565
Murphy USA, Inc.
2,614,493
0 .3
133,295
(1)
Norwegian Cruise Line
Holdings Ltd.
2,527,273
0 .3
13,943
(1)
Planet Fitness, Inc.
- Class A
1,347,033
0 .2
11,327
Pool Corp.
3,605,950
0 .4
898
(1)
RH
210,500
0.0
22,853
Ross Stores, Inc.
2,920,385
0 .3
25,000  Royal Caribbean
Cruises Ltd.
5,136,000
0 .6
3,982
(1)
SharkNinja, Inc.
332,139
0.0
3,483
(1)
Skechers USA, Inc.
- Class A
197,765
0.0
50,976
(2)
Tempur Sealy
International, Inc.
3,052,443
0 .4
20,259
Texas Roadhouse, Inc.
3,375,757
0 .4
716
(1)
TopBuild Corp.
218,344
0.0
162,238
Tractor Supply Co.
8,939,314
1 .0
12,181
(1)
Ulta Beauty, Inc.
4,464,824
0 .5
9,562
Vail Resorts, Inc.
1,530,111
0 .2
25,785
Wendy's Co.
377,235
0 .1
21,931
Williams-Sonoma, Inc.
3,467,291
0 .4
8,915
Wingstop, Inc.
2,011,046
0 .2
2,002  Wyndham Hotels &
Resorts, Inc.
181,201
0.0
2,281
Wynn Resorts Ltd.
190,463
0.0
7,712
(1)
YETI Holdings, Inc.
255,267
0.0
32,882
Yum! Brands, Inc.
5,174,311
0 .6
120,585,641
13 .9
Consumer Staples: 2.2%
534
(1)
Boston Beer Co., Inc.
- Class A
127,540
0.0
1,946  Casey's General
Stores, Inc.
844,642
0 .1
53,509
(1)
Celsius Holdings, Inc.
1,905,991
0 .2
37,724
Clorox Co.
5,554,859
0 .6
16,331
(1)
e.l.f. Beauty, Inc.
1,025,423
0 .1
4,511
(1)
Freshpet, Inc.
375,180
0 .1
6,152
Hershey Co.
1,052,177
0 .1
13,860  Lamb Weston
Holdings, Inc.
738,738
0 .1
6,640
(1)
Performance Food
Group Co.
522,103
0 .1
1,178
(1)(2)
Pilgrim's Pride Corp.
64,213
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
92,759
Sysco Corp.
$ 6,960,635
0 .8
19,171,501
2 .2
Energy: 4.8%
39,340  Antero Midstream
Corp.
708,120
0 .1
34,691
Cheniere Energy, Inc.
8,027,498
0 .9
8,052
Civitas Resources, Inc.
280,934
0.0
11,103
EQT Corp.
593,233
0 .1
54,932
Hess Corp.
8,774,288
1 .0
2,714  Matador Resources
Co.
138,658
0.0
13,634
(2)
New Fortress Energy,
Inc.
113,299
0.0
42,352  Permian Resources
Corp.
586,575
0 .1
65,740
Targa Resources Corp.
13,178,898
1 .5
5,706  Texas Pacific Land
Corp.
7,560,393
0 .9
11,307
Viper Energy, Inc.
510,511
0 .1
21,924  Weatherford
International PLC
1,174,030
0 .1
41,646,437
4 .8
Financials: 12.5%
12,454
Allstate Corp.
2,578,850
0 .3
11,342
Ally Financial, Inc.
413,643
0.0
26,665  Ameriprise Financial,
Inc.
12,908,793
1 .5
56,225  Ares Management
Corp. - Class A
8,243,147
0 .9
5,155  Arthur J Gallagher &
Co.
1,779,712
0 .2
71,241
(1)
Block, Inc.
3,870,524
0 .4
159,270
Blue Owl Capital, Inc.
3,191,771
0 .4
31,933
Brown & Brown, Inc.
3,972,465
0 .5
51,721
(1)
Coinbase Global, Inc.
- Class A
8,907,908
1 .0
20,504
(1)
Corpay, Inc.
7,150,155
0 .8
1,488
(1)
Credit Acceptance
Corp.
768,329
0 .1
94,947  Equitable Holdings,
Inc.
4,945,789
0 .6
2,104
Everest Re Group Ltd.
764,446
0 .1
4,091  FactSet Research
Systems, Inc.
1,859,932
0 .2
1,485
Houlihan Lokey, Inc.
239,827
0.0
14,956  Jefferies Financial
Group, Inc.
801,193
0 .1
6,691  Kinsale Capital Group,
Inc.
3,256,577
0 .4
31,127
Lazard, Inc.
1,347,799
0 .2
22,621  LPL Financial
Holdings, Inc.
7,400,234
0 .9
908
(1)
Markel Corp.
1,697,606
0 .2
8,110
Morningstar, Inc.
2,431,946
0 .3
13,374
MSCI, Inc.
7,562,997
0 .9
986,102
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
10,097,684
1 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,166
Popular, Inc.
$ 200,073
0.0
1,535
RLI Corp.
123,307
0.0
31,088  Ryan Specialty
Holdings, Inc.
2,296,471
0 .3
18,618
(1)(2)
Shift4 Payments, Inc.
- Class A
1,521,277
0 .2
51,284
(1)
SoFi Technologies, Inc.
596,433
0 .1
140,650
(1)
Toast, Inc. - Class A
4,665,360
0 .5
6,414
TPG, Inc.
304,216
0.0
13,932  Tradeweb Markets,
Inc. - Class A
2,068,345
0 .2
19,688
UWM Holdings Corp.
107,496
0.0
1,120
(1)
WEX, Inc.
175,862
0.0
12,521
XP, Inc. - Class A
172,164
0.0
108,422,331
12 .5
Health Care: 13.4%
21,457
(1)
10X Genomics, Inc.
- Class A
187,320
0.0
13,344
(1)
Align Technology, Inc.
2,119,828
0 .2
34,761
(1)
Alnylam
Pharmaceuticals, Inc.
9,386,165
1 .1
52,650  AmerisourceBergen
Corp.
14,641,438
1 .7
32,540
(1)
Apellis
Pharmaceuticals, Inc.
711,650
0 .1
21,031
Bruker Corp.
877,834
0 .1
43,967
Cardinal Health, Inc.
6,057,334
0 .7
455
Chemed Corp.
279,971
0.0
14,324
(1)
DaVita, Inc.
2,191,142
0 .3
118,571
(1)
Dexcom, Inc.
8,097,214
0 .9
2,832
(1)
Doximity, Inc. - Class A
164,341
0.0
21,895
(1)
Exact Sciences Corp.
947,835
0 .1
71,112
(1)
Exelixis, Inc.
2,625,455
0 .3
2,811
(1)
Fortrea Holdings, Inc.
21,223
0.0
12,989  GE HealthCare
Technologies, Inc.
1,048,342
0 .1
24,700
(1)
IDEXX Laboratories,
Inc.
10,372,765
1 .2
2,851
(1)
Incyte Corp.
172,628
0.0
8,900
(1)
Inspire Medical
Systems, Inc.
1,417,592
0 .2
21,222
(1)
Insulet Corp.
5,573,109
0 .6
31,274
(1)
Intra-Cellular
Therapies, Inc.
4,125,666
0 .5
44,212
(1)
Ionis Pharmaceuticals,
Inc.
1,333,876
0 .2
6,190
(1)
IQVIA Holdings, Inc.
1,091,297
0 .1
6,856
(1)
Masimo Corp.
1,142,210
0 .1
7,721
(1)
Medpace Holdings,
Inc.
2,352,511
0 .3
10,869
(1)
Molina Healthcare, Inc.
3,580,140
0 .4
34,795
(1)
Natera, Inc.
4,920,361
0 .6
30,304
(1)
Neurocrine
Biosciences, Inc.
3,351,622
0 .4
11,202
(1)
Penumbra, Inc.
2,995,527
0 .4
2,421
(1)
Repligen Corp.
308,048
0.0
12,063
ResMed, Inc.
2,700,303
0 .3
27,813
(1)
Sarepta Therapeutics,
Inc.
1,775,026
0 .2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
26,982
(1)
Ultragenyx
Pharmaceutical, Inc.
$ 977,018
0 .1
44,823
(1)
Veeva Systems, Inc.
- Class A
10,382,351
1 .2
32,293
(1)
Viking Therapeutics,
Inc.
779,876
0 .1
10,925
(1)
Waters Corp.
4,026,627
0 .5
13,390  West Pharmaceutical
Services, Inc.
2,997,753
0 .4
115,733,398
13 .4
Industrials: 15.1%
20,475
AAON, Inc.
1,599,712
0 .2
8,073  Advanced Drainage
Systems, Inc.
877,131
0 .1
13,193
AMERCO
780,762
0 .1
14,319
(1)
American Airlines
Group, Inc.
151,065
0.0
4,448  Armstrong World
Industries, Inc.
626,634
0 .1
2,024
(1)(2)
Avis Budget Group,
Inc.
153,622
0.0
22,048
(1)
Axon Enterprise, Inc.
11,596,146
1 .3
30,143
(1)
AZEK Co., Inc.
1,473,691
0 .2
38,316  Booz Allen Hamilton
Holding Corp.
4,007,087
0 .5
3,131
(1)
Builders FirstSource,
Inc.
391,187
0 .1
5,651  BWX Technologies,
Inc.
557,471
0 .1
1,851
Carlisle Cos., Inc.
630,266
0 .1
4,851
(1)
Ceridian HCM Holding,
Inc.
282,959
0.0
10,679  Comfort Systems USA,
Inc.
3,442,162
0 .4
37,908
(1)
Core & Main, Inc.
- Class A
1,831,335
0 .2
5,462
EMCOR Group, Inc.
2,018,919
0 .2
7,504
Equifax, Inc.
1,827,674
0 .2
6,898  Expeditors
International of
Washington, Inc.
829,485
0 .1
146,649
Fastenal Co.
11,372,630
1 .3
4,074  Ferguson Enterprises,
Inc.
652,777
0 .1
8,630
(1)
Generac Holdings, Inc.
1,092,990
0 .1
13,393
HEICO Corp.
3,578,476
0 .4
24,680
HEICO Corp. - Class A
5,206,740
0 .6
7,512  Howmet Aerospace,
Inc.
974,532
0 .1
3,478
KBR, Inc.
173,239
0.0
9,740  Lennox International,
Inc.
5,462,484
0 .6
4,678  Lincoln Electric
Holdings, Inc.
884,890
0 .1
9,672
(1)(2)
Loar Holdings, Inc.
683,327
0 .1
77,813
(1)
Lyft, Inc. - Class A
923,640
0 .1
58,783  Old Dominion Freight
Line, Inc.
9,725,647
1 .1
2,468
(1)
Paycor HCM, Inc.
55,382
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
13,507
Quanta Services, Inc.
$ 3,433,209
0 .4
3,161  Rockwell Automation,
Inc.
816,739
0 .1
84,909
Rollins, Inc.
4,587,633
0 .5
4,699
(1)
Saia, Inc.
1,641,972
0 .2
1,210  Simpson
Manufacturing Co., Inc.
190,067
0.0
4,999
(1)
SiteOne Landscape
Supply, Inc.
607,079
0 .1
4,404
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
151,762
0.0
10,238
(1)(2)
Standardaero, Inc.
272,740
0.0
17,408
Tetra Tech, Inc.
509,184
0 .1
3,361
TransUnion
278,929
0.0
32,462
(1)
Trex Co., Inc.
1,886,042
0 .2
1,014
(1)(2)
U-Haul Holding Co.
66,275
0.0
4,816
United Rentals, Inc.
3,018,187
0 .4
33,773
Veralto Corp.
3,291,179
0 .4
42,822
Verisk Analytics, Inc.
12,744,684
1 .5
108,796  Vertiv Holdings Co.
- Class A
7,855,071
0 .9
15,992
(2)
WillScot Mobile Mini
Holdings Corp.
444,578
0 .1
11,492
WW Grainger, Inc.
11,352,142
1 .3
34,734
(1)
XPO, Inc.
3,736,684
0 .4
130,748,218
15 .1
Information Technology: 28.7%
6,884
(1)
Appfolio, Inc. - Class A
1,513,792
0 .2
79,704
(1)
AppLovin Corp. - Class
A
21,119,169
2 .4
1,664
(1)
Astera Labs, Inc.
99,291
0.0
42,577  Bentley Systems, Inc.
- Class B
1,674,979
0 .2
7,627
(1)
BILL Holdings, Inc.
350,003
0.0
32,488  Broadridge Financial
Solutions, Inc.
7,877,040
0 .9
20,536
CDW Corp.
3,291,099
0 .4
92,537
(1)
Cloudflare, Inc. - Class
A
10,427,995
1 .2
2,820
Cognex Corp.
84,121
0.0
75,223
(1)
Confluent, Inc. - Class
A
1,763,227
0 .2
92,347
(1)
Datadog, Inc. - Class A
9,161,746
1 .1
60,912
(1)
DocuSign, Inc.
4,958,237
0 .6
24,464
(1)
DoubleVerify Holdings,
Inc.
327,084
0.0
20,612
(1)
Dropbox, Inc. - Class A
550,546
0 .1
90,612
(1)
Dynatrace, Inc.
4,272,356
0 .5
26,452
(1)
Elastic NV
2,356,873
0 .3
40,038
(1)
Enphase Energy, Inc.
2,484,358
0 .3
45,755
(2)
Entegris, Inc.
4,002,647
0 .5
1,045
(1)
EPAM Systems, Inc.
176,438
0.0
6,099
(1)
Fair Isaac Corp.
11,247,532
1 .3
22,534
(1)
Five9, Inc.
611,798
0 .1
22,905
(1)
Gartner, Inc.
9,614,145
1 .1
38,349
(1)
Gitlab, Inc. - Class A
1,802,403
0 .2
9,609
(1)
Globant SA
1,131,171
0 .1
42,485
(1)
GoDaddy, Inc. - Class
A
7,653,248
0 .9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,315
(1)
Guidewire Software,
Inc.
$ 2,119,978
0 .2
68,939
HP, Inc.
1,908,921
0 .2
15,057
(1)
HubSpot, Inc.
8,601,914
1 .0
1,372  Ingram Micro Holding
Corp.
24,339
0.0
2,658
Jabil, Inc.
361,674
0.0
35,833
(1)
Lattice Semiconductor
Corp.
1,879,441
0 .2
18,414
(1)
Manhattan Associates,
Inc.
3,186,359
0 .4
4,424
(1)
MicroStrategy, Inc.
- Class A
1,275,306
0 .1
1,198
MKS Instruments, Inc.
96,020
0.0
21,756
(1)
MongoDB, Inc.
3,816,002
0 .4
14,273  Monolithic Power
Systems, Inc.
8,278,055
1 .0
15,686
(1)(2)
nCino, Inc.
430,894
0 .1
27,633
NetApp, Inc.
2,427,283
0 .3
21,595
(1)
Nutanix, Inc. - Class A
1,507,547
0 .2
21,988
(1)
Okta, Inc.
2,313,577
0 .3
3,824
(1)
Onto Innovation, Inc.
464,004
0 .1
625,879
(1)
Palantir Technologies,
Inc. - Class A
52,824,188
6 .1
35,088
Paychex, Inc.
5,413,377
0 .6
9,747
Paycom Software, Inc.
2,129,525
0 .2
13,181
(1)
Paylocity Holding
Corp.
2,469,329
0 .3
13,544
Pegasystems, Inc.
941,579
0 .1
32,505
(1)
Procore Technologies,
Inc.
2,145,980
0 .3
21,836
(1)
PTC, Inc.
3,383,488
0 .4
81,333
(1)
Pure Storage, Inc.
- Class A
3,600,612
0 .4
24,259
(1)
RingCentral, Inc.
- Class A
600,653
0 .1
13,828
(1)
SentinelOne, Inc.
- Class A
251,393
0.0
150,563
(1)
Super Micro Computer,
Inc.
5,155,277
0 .6
29,005
(1)
Teradata Corp.
652,032
0 .1
43,235
Teradyne, Inc.
3,571,211
0 .4
9,204
(1)
Twilio, Inc. - Class A
901,164
0 .1
10,950
(1)
Tyler Technologies,
Inc.
6,366,220
0 .7
567
(2)
Ubiquiti, Inc.
175,849
0.0
111,345
(1)
UiPath, Inc. - Class A
1,146,853
0 .1
41,367
(1)
Unity Software, Inc.
810,379
0 .1
7,143  Universal Display
Corp.
996,306
0 .1
1,644
(1)
VeriSign, Inc.
417,362
0 .1
18,080
Western Union Co.
191,286
0.0
3,326
(1)
Zebra Technologies
Corp. - Class A
939,795
0 .1
28,307
(1)
Zscaler, Inc.
5,616,675
0 .7
247,943,145
28 .7
Materials: 1.3%
9,178
Avery Dennison Corp.
1,633,409
0 .2
8,453
Celanese Corp.
479,877
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,352
Chemours Co.
$ 45,353
0.0
47,875
(1)
Cleveland-Cliffs, Inc.
393,532
0.0
7,652
Eagle Materials, Inc.
1,698,208
0 .2
13,277
Louisiana-Pacific Corp.
1,221,218
0 .1
1,043  Martin Marietta
Materials, Inc.
498,690
0 .1
8,729
RPM International, Inc.
1,009,771
0 .1
2,387
Sealed Air Corp.
68,984
0.0
38,832
(1)
Valvoline, Inc.
1,351,742
0 .2
10,375
Vulcan Materials Co.
2,420,488
0 .3
10,821,272
1 .3
Real Estate: 1.2%
50,520
Iron Mountain, Inc.
4,346,741
0 .5
4,451
(1)
Jones Lang LaSalle,
Inc.
1,103,447
0 .1
6,667  Lamar Advertising Co.
- Class A
758,571
0 .1
25,171  Simon Property Group,
Inc.
4,180,400
0 .5
10,389,159
1 .2
Utilities: 1.7%
25,070
NRG Energy, Inc.
2,393,182
0 .3
103,108
Vistra Corp.
12,109,004
1 .4
14,502,186
1 .7
Total Common Stock
(Cost $593,592,097)
853,605,931
98 .7
EXCHANGE-TRADED FUNDS: 0.9%
68,843  iShares Russell Mid-
Cap Growth ETF
8,088,364
0 .9
Total Exchange-Traded
Funds
(Cost $8,201,176)
8,088,364
0 .9
Total Long-Term
Investments
(Cost $601,793,273)
861,694,295
99 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.5%
Repurchase Agreements: 1.3%
2,475,184
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,475,485,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,524,999, due
04/15/25-02/15/55)
$ 2,475,184
0 .3
2,065,789
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,066,036,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,107,105, due
04/10/25-03/01/55)
2,065,789
0 .2
1,529,445
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,529,628,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,560,034, due
06/01/28-02/01/55)
1,529,445
0 .2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,683,766
(3)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $2,684,087,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,737,441, due
04/10/25-12/15/66)
$ 2,683,766
0 .3
2,475,184
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,475,487,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,521,340, due
04/15/26-02/15/53)
2,475,184
0 .3
229,877
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $229,905,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$234,475, due
10/31/28)
229,877
0.0
Total Repurchase
Agreements
(Cost $11,459,245)
11,459,245
1 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.2%
1,773,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $1,773,000) $ 1,773,000 0 .2
Total Short-Term
Investments
(Cost $13,232,245)
$ 13,232,245
1 .5
Total Investments in
Securities
(Cost $615,025,518) $ 874,926,540 101 .1
Liabilities in Excess
of Other Assets (9,572,691) (1.1)
Net Assets $ 865,353,849 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 853,605,931 $ — $ — $ 853,605,931
Exchange-Traded Funds 8,088,364 — — 8,088,364
Short-Term Investments 1,773,000 11,459,245 — 13,232,245
Total Investments, at fair value $ 863,467,295 $ 11,459,245 $ — $ 874,926,540
Other Financial Instruments+
Futures 5,050 — — 5,050
Total Assets $ 863,472,345 $ 11,459,245 $ — $ 874,931,590
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 7 06/20/25 $ 2,057,020 $ 5,050
$ 2,057,020 $ 5,050
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 310,672,070
Gross Unrealized Depreciation (50,771,048)
Net Unrealized Appreciation $ 259,901,022